JANUS ANNUITY

WRL FREEDOM ACCESS®

WRL FREEDOM ACCESS® II

WRL FREEDOM ATTAINER®

WRL FREEDOM BELLWETHER®

WRL FREEDOM CONQUEROR®

WRL FREEDOM ENHANCER®

WRL FREEDOM ENHANCER® II

WRL FREEDOM PREMIER®

WRL FREEDOM PREMIER® II

WRL FREEDOM PREMIER III VARIABLE ANNUITY

WRL FREEDOM SELECTSM

WRL FREEDOM VARIABLE ANNUITY

WRL FREEDOM WEALTH CREATOR®

FLEXIBLE PREMIUM VARIABLE ANNUITY – F

WRL FREEDOM ELITE BUILDER

WRL FREEDOM ELITE BUILDER II

WRL FREEDOM ELITE

WRL FREEDOM WEALTH PROTECTOR

WRL FREEDOM EQUITY PROTECTOR

WRL FINANCIAL FREEDOM BUILDER

WRL FREEDOM ELITE ADVISOR

WRL XCELERATOR

WRL FREEDOM SP PLUS

THE EQUITY PROTECTOR

ADVANTAGE IV

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus Supplement dated February 25, 2005

The following information supplements the section in the prospectus under "Legal Proceedings":

There continues to be significant federal and state regulatory activity relating to financial services companies, including insurance companies that sell variable insurance products, as well as mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, and other compliance issues and matters affecting Western Reserve and certain affiliates of Western Reserve (such as Transamerica Fund Advisors, Inc. (the “Advisor”), the investment adviser for the AEGON/Transamerica Series Fund, Inc. (the “Series Fund”)), the SEC staff has indicated that it is likely to take some action against Western Reserve, the Advisor and certain of their affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against Western Reserve and/or its affiliates is difficult to assess at the present time, we currently believe that the likelihood that it will have a material adverse impact on us or the separate account is remote. Although it is not anticipated that these developments will have an adverse impact on the separate account, there can be no assurance at this time. Western Reserve and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. Western Reserve will take such actions that it deems necessary or appropriate to continue providing the necessary services to the separate account.

Western Reserve and/or its affiliates, and not the separate account or its policyowners or contract owners, will bear the costs regarding these regulatory matters.

AGO1196